May 24, 2021
AMG FUNDS IAMG River Road Large Cap Value Select Fund(formerly AMG FQ Long-Short Equity Fund)Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,each dated May 24, 2021The following information supplements and supersedes any information to the contrary relating to AMG River Road Large Cap Value Select Fund (formerly AMG FQ Long-Short Equity Fund) (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.The Fund is currently seeking shareholder approval of the following proposals: (i) to approve a new subadvisory agreement between AMG Funds LLC and River Road Asset Management, LLC with respect to the Fund; (ii) to approve a change in the Fund’s sub‑classification under the Investment Company Act of 1940, as amended, from “diversified” to “non‑diversified”; and (iii) to approve a modified “manager‑of‑managers” structure for the Fund (the “Proposals”).The Prospectus is amended as follows unless and until such time as shareholders approve the applicable Proposals: The sections under “Summary of the Funds – AMG River Road Large Cap Value Select Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 shall read as follows:FEES AND EXPENSES OF THE FUNDThe table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Class NClass I Management Fee 0.35% 0.35% Distribution and Service (12b‑1) Fees 0.25% None Other Expenses 0.48% 0.45% Total Annual Fund Operating Expenses1 1.08% 0.80% Fee Waiver and Expense Reimbursements2 (0.04)% (0.04)% Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements1,2 1.04% 0.76% 1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements have been restated to remove acquired fund fees and expenses to reflect the Fund’s current principal investment strategy. 2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.69% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.EXPENSE EXAMPLEThis Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:1 Year3 Years5 Years10 Years Class N $106$336$589$1,311 Class I $78$248$437$983The last sentence of the first paragraph of the section titled “Summary of the Funds – AMG River Road Large Cap Value Select Fund – Principal Investment Strategies” beginning on page 3 is deleted.The section titled “Summary of the Funds – AMG River Road Large Cap Value Select Fund – Principal Risks” beginning on page 4 is revised to reflect that Non‑Diversified Fund Risk is not a principal risk of the Fund.AMG FUNDS IAMG Veritas China Fund(formerly AMG Managers Emerging Opportunities Fund)Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,each dated May 24, 2021The following information supplements and supersedes any information to the contrary relating to AMG Veritas China Fund (formerly AMG Managers Emerging Opportunities Fund) (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.The Fund is currently seeking shareholder approval of the following proposals: (i) to approve a new subadvisory agreement between AMG Funds LLC and Veritas Asset Management LLP with respect to the Fund; (ii) to approve a change in the Fund’s sub‑classification under the Investment Company Act of 1940, as amended, from “diversified” to “non‑diversified”; and (iii) to approve a modified “manager‑of‑managers” structure for the Fund (the “Proposals”).The Prospectus is amended as follows unless and until such time as shareholders approve the applicable Proposals: The sections under “Summary of the Funds – AMG Veritas China Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 7 shall read as follows:FEES AND EXPENSES OF THE FUNDThe table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Class NClass I Management Fee 0.74% 0.74% Distribution and Service (12b‑1) Fees NoneNone Other Expenses1 0.52% 0.27% Acquired Fund Fees and Expenses 0.01% 0.01% Total Annual Fund Operating Expenses2 1.27% 1.02% Fee Waiver and Expense Reimbursements3 (0.07)% (0.07)% Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements2,3 1.20% 0.95% 1 Expense information has been restated to reflect current fees. 2 The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund. 3 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.94% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.EXPENSE EXAMPLEThis Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:1 Year3 Years5 Years10 Years Class N $122$390$685$1,523 Class I $97$312$551$1,236The last sentence of the fourth paragraph of the section titled “Summary of the Funds – AMG Veritas China Fund – Principal Investment Strategies” beginning on page 7 is deleted.The section titled “Summary of the Funds – AMG Veritas China Fund – Principal Risks” beginning on page 8 is revised to reflect that Non‑Diversified Fund Risk is not a principal risk of the Fund.AMG FUNDS IAMG Veritas Global Focus Fund(formerly AMG FQ Tax‑Managed U.S. Equity Fund)Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,each dated May 24, 2021The following information supplements and supersedes any information to the contrary relating to AMG Veritas Global Focus Fund (formerly AMG FQ Tax‑Managed U.S. Equity Fund) (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.The Fund is currently seeking shareholder approval of the following proposals: (i) to approve a new subadvisory agreement between AMG Funds LLC and Veritas Asset Management LLP with respect to the Fund; (ii) to approve a change in the Fund’s sub‑classification under the Investment Company Act of 1940, as amended, from “diversified” to “non‑diversified”; and (iii) to approve a modified “manager‑of‑managers” structure for the Fund (the “Proposals”).The Prospectus is amended as follows unless and until such time as shareholders approve the applicable Proposals: The sections under “Summary of the Funds – AMG Veritas Global Focus Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 11 shall read as follows:FEES AND EXPENSES OF THE FUNDThe table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Class NClass I Management Fee 0.70% 0.70% Distribution and Service (12b‑1) Fees 0.25% None Other Expenses1 0.34% 0.34% Total Annual Fund Operating Expenses 1.29% 1.04% Fee Waiver and Expense Reimbursements2 (0.15)% (0.15)% Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements2 1.14% 0.89% 1 Expense information has been restated to reflect current fees. 2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.EXPENSE EXAMPLEThis Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:1 Year3 Years5 Years10 Years Class N $116$383$682$1,533 Class I $91$304$548$1,247The last sentence of the third paragraph of the section titled “Summary of the Funds – AMG Veritas Global Focus Fund – Principal Investment Strategies” beginning on page 11 is deleted.The section titled “Summary of the Funds – AMG Veritas Global Focus Fund – Principal Risks” beginning on page 12 is revised to reflect that Non‑Diversified Fund Risk is not a principal risk of the Fund.